Shareholder Fees - FidelityManagedRetirementFunds-RetailComboPRO	Sep. 28, 2024 USD ($)
FidelityManagedRetirementFunds-RetailComboPRO | Fidelity Managed Retirement Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none